Revenue - Telecommunications Segment Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 1,490.2	$ 1,579.8
Net revenue	1,811.6	1,782.4
Telecommunications
Disaggregation of Revenue [Line Items]
Revenue	696.1	793.6
Other revenue	0.0	0.0
Net revenue	696.1	793.6
Telecommunications | Termination of long distance minutes
Disaggregation of Revenue [Line Items]
Revenue	$ 696.1	$ 793.6